Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	SANFILIPPO JOHN B & SON INC
Entity Central Index Key	0000880117
Entity Emerging Growth Company	false
Entity File Number	0-19681
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2419677
Entity Address, Address Line One	1703 N. RANDALL ROAD
Entity Address, City or Town	Elgin
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60123-7820
City Area Code	(847)
Local Phone Number	289-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	JBSS
Security Exchange Name	NASDAQ